RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended			36 Months Ended
		Mar. 11, 2024	May 13, 2022	Dec. 02, 2021	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Short term lease cost						$ 10,020	$ 4,288	$ 2,595
Acquisition of the distribution right						33,620	11,031	8,036
Interest income						22,289	9,204	12,188
Interest expenses						58,218	10,200	8,542
Payment of lease liabilities	[1]					22,260	$ 34,752	$ 16,085
Proceed from settlement of related party loans						$ 140
Minimum
RELATED PARTY TRANSACTIONS
Interest rate on debt (as a percent)									3.65%
Maximum
RELATED PARTY TRANSACTIONS
Interest rate on debt (as a percent)						4.50%	4.50%	4.50%
Related party
RELATED PARTY TRANSACTIONS
Cash receipts by related parties on behalf of the Group						$ 0	$ 3,695	$ 0
Interest income						13,661	122	24
Payments of deposits						1,113
Receipt from disposal of a subsidiary						12,157
Borrowing from related party						198,475
Interest expenses						19,504	0	90
Payment by related parties on behalf of the Group						24,070	4,022	244
Payment for purchase of a short-term investment			$ 10,000					10,000
Proceed from settlement of related party loans						140
Related party | Lotus Technology Innovative Limited | Lotus Tech Innovation Centre GmbH
RELATED PARTY TRANSACTIONS
Payment of consideration for acquiring Lotus Tech Innovation Centre GmbH under common control				$ 15,512				15,512
Related party | Purchase of Geely License
RELATED PARTY TRANSACTIONS
Purchases						24,070	4,022	244
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases						759,690	852,623	44,347
Interest expenses						17,455	0
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases						107,544	134,721	167,012
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases						1,346	11,223	42,798
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short term lease cost						129	765	347
Related party | Staff salary, social welfare and other travel expenses
RELATED PARTY TRANSACTIONS
Payment by related parties on behalf of the Group						5,165	14,514	2,952
Related party | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Loans to related parties						261,647
Interest rate on debt (as a percent)		6.95%
Interest income						13,661	122	24
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Interest rate on debt (as a percent)					3.00%
Interest expenses						19,504		90
Repayment of borrowing from related party								10,573
Related party | Loans to related party
RELATED PARTY TRANSACTIONS
Loans to related parties						262,203	1,227	2,310
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets							12,166	214
Payment of lease liabilities						191	269	98
Related party | Deposits received from related party suppliers
RELATED PARTY TRANSACTIONS
Deposits received from related party suppliers						14	251	1,584
Related party | Acquisition of distribution right
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right							22,296
Related party | Provision of services
RELATED PARTY TRANSACTIONS
Revenues						24,358	12,573	8,344
Related party | Sales of goods
RELATED PARTY TRANSACTIONS
Revenues						$ 18,162	$ 3,432	$ 23

[1]	For the years ended December 31, 2024, 2023 and 2022, this amount includes prepayments for land use rights of nil, US$10,900 and nil, respectively, with lease terms of 40 years to 50 years.